Leases	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Leases
5. LEASES
The Company primarily has
non-cancelable
operating leases for its headquarters in New York and various other offices. The operating lease for the Company’s headquarters does not include any renewal options (dollars in thousands).

Lease Cost	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Operating lease cost	$1,312	$2,628
Short term lease cost	49	49

Net Lease Cost	$1,361	$2,677

Supplement Lease Cash Flow Information	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$1,422	$2,794
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$46,068	$46,068

Lease Term and Discount Rate	June 30, 2021
Weighted-average remaining lease term:
Operating leases	10.7 years
Weighted-average discount rate:
Operating leases	3.07%

Future Maturity of Operating Lease Payments	Operating Leases
July 1, 2021 to December 31, 2021	$2,713
2022	2,766
2023	8,108
2024	6,000
2025	5,923
Thereafter	43,904

Total Lease Payments	69,414
Imputed interest	(11,410)

Total Lease Liabilities	$58,004

The Company has future operating lease payments of $26.7 million related to leases that have not commenced that were entered into as of June 30, 2021. Such lease payments are not included in the table above or the Company’s consolidated statements of financial condition as operating lease assets and operating lease liabilities. These operating lease payments are anticipated to commence in the second half of 2022 and continue for 11.4 years.